Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 8 — Subsequent Events

Management has evaluated events that have occurred subsequent to the date of these condensed financial statements and has determined that, other than those listed below, no such reportable subsequent events exist through August 9, 2023. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statement other than noted above and below:

Concurrent the first day of trading of the Company’s common stock on the NASDAQ Exchange, certain NYIAX founders will forfeit approximately $367,803 deferred compensation, including applicable payroll taxes, owed and recorded as of June 30, 2023 in accordance with compensation waiver agreements entered into September 28, 2023. The deferred compensation arose from a salary deferral program where each founder agreed to defer a portion of their contractual salary or contractor fees.

On September 20, 2023, the Company entered into a settlement agreement and release with Boustead (the “Boustead Agreement”) to settle any and all potential claims and counterclaims by and between the Company and Boustead with respect to the Engagement Letter dated March 23, 2021. The Company and Boustead have agreed to a contingent mutual release and waiver of claims in exchange for a cash payment of $515,000 by the Company to Boustead as a deduction from the offering proceeds upon consummation of the Company’s IPO. The Boustead Agreement also provides Boustead that certain indemnifications included under Section 4 of the Engagement Letter continue. Unless otherwise amended, the Boustead Agreement shall be deemed null and void in the event the Company’s IPO is not consummated by December 31, 2023. If the settlement is finalized with the consummation of the Company’s initial public offering, the Company does not anticipate any additional charges related to this threatened litigation.

On July 8, 2023, Company completed the purchase of a portfolio of patents and trade secrets (the “Portfolio”) from Network Foundation Technologies, LLC (“NIFTY”). The Company issued 2,000,000 shares of its common stock to NIFTY as consideration for the portfolio. The transaction was approved by the Company’s board of directors and by NIFTY’s board of directors. A purchase price of approximately $4 million (plus certain capitalized costs for legal and other costs) will be recorded. The 2,000,000 shares of common stock of NYIAX have various registration restrictions and provisions for the clawback of shares by the Company in certain events as set forth in the Asset Purchase Agreement (the “Agreement”).

The Company has concluded that the purchase of this intellectual property portfolio is an acquisition of an asset group in accordance with ASC 805-10-55 and the Company will utilize a $2.00 share valuation as it is consistent with the Company’s latest convertible notes offering, the 2023B Convertible Notes Offering.

Note 11 — Subsequent Events

Management has evaluated events that have occurred subsequent to the date of these condensed financial statements and has determined that, other than those listed below, no such reportable subsequent events exist through July 20, 2023 in accordance with FASB ASC Topic 855, “Subsequent Events.” Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statement other than noted above and below:

Convertible Note Offerings

2023A Convertible Note Payable

On January 10, 2023, the Company commenced a Convertible Notes Offering (“2023A Convertible Note Payable”) pursuant to which it offered up to $500,000 of convertible notes. A total of approximately $200,000 of the 2023A Convertible Notes have been sold.

•        The 2023A Convertible Notes convert at two dollars ($2.00) per share concurrently when shares of common stock are sold to the public in the Financing Event, which was defined as just prior to the Company’s Form S-1 being declared effective, or in the event the Financing Event is not completed within eighteen (18) months from the date of the individually issued notes, the Conversion Price was reduced from four dollars ($4.00) per share to two dollars ($2.00) per share and the conversion amount shall automatically be converted into common stock of the Company at $2.00 per share on the Maturity Date. The annual rate of return was twelve percent (12.0%) per annum, which was paid as a Payment-in-Kind in the Company’s common stock valued at two dollars ($2.00) per share. Concurrently with the 2023A Convertible Notes, the Company issued warrants (the “Warrants”) at a rate of one (1) Warrant for every ten dollars ($10) principal amount of notes purchased. Each Warrant shall be exercisable for a period of five (5) years at a price of $5.50 per share. See Subsequent Events footnote for more details relating to the 2023A Convertible Note Payable

The outstanding principal balance of the 2023A Convertible Notes and all accrued interest automatically converted into common stock of the Company on February 7, 2023, immediately prior to the Company’s receipt of an effective order from the SEC declaring the registration statement of its initial public offering effective.

Conversion of Notes Payable to Common Stock

In accordance with 2022 Convertible Note Payable and the 2023A Convertible Note Payable, just prior to the Company’s Form S-1 being declared effective, the On February 7, 2023, the 2022 Convertible Note Payable and the 2023A Convertible Note Payable, including an aggregate principal of $2,570,000 of the 2022 Convertible Note Payable and $200,000 of the 2023A Convertible Note Payable (excluding deferred debt discount and amortization of discount) and accrued payment-in-kind interest converted to 1,441,497 shares of common stock.

Withdrawn Public Offering

On February 14, 2023, the Registration Statement on Form S-1 filed by the “Company with the Securities and Exchange Commission (the “SEC”) was declared effective by the SEC. The Company planned to offer 1,850,000 shares of common stock (or 2,127,500 shares of common stock if the underwriters exercised their over-allotment option in full) at a price of $5.00 per share, for an aggregate offering of $9,250,000 (the “Offering”).

The Company’s financial advisor, representative and lead underwriter for the Offering was Boustead Securities LLC (“Boustead”). Boustead has informed the Company of its decision not to proceed with pricing of the Company’s Offering. In addition, because the Offering was not timely priced, the Company was informed by NASDAQ on March 7, 2023 that it would not be in compliance with NASDAQ listing requirements and therefore the Company could not currently be listed on the NASDAQ. The Company has determined to continue to pursue an initial public offering (“IPO”) and NASDAQ listing of its securities as well as other possible financing alternatives. On April 12, 2023, the Company engaged Spartan Capital Securities, LLC, as lead underwriter, deal manager and investment banker for the Company’s IPO. On October 6, 2023, the Company was notified by Spartan that it was terminating the engagement letter with the Company. On October 9, the Company engaged Westpark as lead underwriter, deal manager and investment banker for the Company’s IPO. Prior to the termination by Spartan, Westpark was joint bookrunner for the Company’s IPO. There can be no assurance that we will be able to complete an IPO in the near future, if at all.

2023B Convertible Note Payable

On April 3, 2023, the Company commenced a Convertible Notes Offering (“2023B Convertible Note Payable”) pursuant to which it will offer up to $2,000,000 of convertible notes.

The 2023A Convertible Notes convert at two dollars ($2.00) per share concurrently when shares of common stock are sold to the public in the Financing Event, or in the event the Financing Event is not completed within eighteen (18) months from the date of the individually issued notes, the Conversion Price shall be the reduced price of two dollars ($2.00) per share and the conversion amount shall automatically be converted into common stock of the Company at $2.00 per share on the Maturity Date. The annual rate of return is twelve percent (12.0%) per annum, which shall be paid as a Payment-in-Kind in the Company’s common stock valued at two dollars ($2.00) per share. Concurrently with the issuance of the 2023B Convertible Notes Payable, the company issues warrants (the “Warrants”) The Warrants were issued at a rate of one half warrant issued for every $10 of notes purchased with an exercise price of four dollars ($4.00).and one half warrant issued for every $10 of notes purchased with an exercise price of two dollars ($2.00). Each Warrant shall be exercisable for a period of five (5) year.

$1,970,000 of 2023B Convertible Note Payable were sold as of June 28, 2023 and the note offering was closed.

Threatened Litigation

As discussed in note 3 — commitments and licensing fee, on March 23, 2021, the company entered into an engagement letter (the “Engagement Letter”) with Boustead Securities LLC, an advisor to the Company for certain corporate financing transactions. The Engagement Letter provides for Initial Public Offering (“IPO”), Pre-IPO and corporate finance transaction advice and the advisor expressed its intent to enter into an underwriting agreement with the Company to act as the lead underwriter for the proposed IPO on a firm commitment basis.

For financing transactions, including IPO and pre-IPO financings, the advisor would charge the Company (i) seven percent (7%) of the gross amount to be disbursed to the Company from each such investment transaction closing plus, (ii) a non-accountable expense allowance equal to one percent (1%) of the gross amount to be disbursed to the Company from each such investment transaction closing, plus (iii) warrants equal to seven percent (7%) of the gross amount to be received by the Company from each such investment transaction closing. The warrant exercise price is defined as the lower of: (1) the fair market value price per share of the Company’s common stock as of each such financing closing date, (2) the price per share paid by investors in each respective financing, (3) in the event that securities convertible are sold in the financing, the conversion price of such securities, or (4) in the event that warrants or other rights are issued in the financing, the exercise price of such warrants or other rights. Notwithstanding the foregoing, whatever the Company raises up to the maximum note offering of $12 million during its in-process private placement from March 24, 2021 until April 22, 2021, the fees will be reduced to 33% of the amounts indicated in this paragraph during this time period. The engagement letter established accountable expenses up to an aggregate of $230,000.

The Engagement Letter terminated on the later of (i) eighteen (18) months from the date executed (March 23, 2021) or (ii) twelve months from the completion date of the IPO and the term may be extended pursuant to the engagement letter. Also, the Engagement Letter provided that the advisor shall have the right of first refusal (ROFR) for two (2) years from the consummation of a transaction or termination or expiration of the Engagement Letter to act as advisor or as joint financial advisor under at least equal economic terms to the Engagement Letter.

On February 14, 2023, the Registration Statement on Form S-1 filed by the Company with the Securities and Exchange Commission (the “SEC”) was declared effective by the SEC. The Company’s financial advisor, representative and lead underwriter for the Offering was Boustead Securities LLC (“Boustead”). Boustead informed the Company of its decision not to price and consequently the Company was unable to complete the initial public offering at such time NYIAX requested the SEC declare the Registration Statement on Form S-1 effective. Upon the SEC approval, NYIAX became a 1934 Securities Act reporting company with all the related responsibilities and costs. The Company has determined to continue to pursue an initial public offering (“IPO”) and NASDAQ listing of its securities. On April 12, 2023, the Company engaged Spartan Capital Securities, LLC, as lead underwriter, deal manager and investment banker for the Company’s IPO. However, there can be no assurance that we will be able to complete an IPO in the near future, if at all.

On April 7, 2023, the Company received a demand letter from Boustead. Boustead claims that the Company owes or will owe Boustead approximately $1 million for commissions on funds privately raised by the Company during its engagement with Boustead and approximately $1,230,000 if the Company completes an IPO with another underwriter. The Company disputes the amounts owed that have been claimed by Boustead and further is of the belief that if any commissions are due to Boustead, they would be significantly less than the amounts claimed by Boustead.

There can be no assurance that Boustead will not initiate a lawsuit to recover the amounts it claims are owed and any such litigation could impede our ability to complete an IPO and could negatively affect our financial condition. In addition, there can be no assurance that the Company would prevail in any lawsuit it commences against Boustead.

Purchase of Intellectual Property Portfolio

On July 8, 2023, NYIAX, Inc. (the “Company”) completed the purchase of a portfolio of patents and trade secrets (the “Portfolio”) from Network Foundation Technologies, LLC (“NIFTY”). The Company issued 2,000,000 shares of its common stock to NIFTY as consideration for the Portfolio. The transaction was approved by the Company’s board of directors and by NIFTY’s board of directors. A purchase price of approximately $4 million (plus certain capitalized costs for legal and other costs) will be recorded. The 2 million shares of common stock of NYIAX have various registration restrictions and provisions for the clawback of shares by the Company in certain events as set forth in the Asset Purchase Agreement (the “Agreement”).